Retirement benefit plan - Summary of Benefit Plan (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Retirement benefit plan
Percentage of contribution by employees	47.00%
Percentage of contribution by employer	53.00%
Defined benefit pension plan amount recognized in balance sheet [Abstract]
Defined benefit obligation	SFr (48,261)	SFr (52,455)	SFr (41,060)
Fair value of plan assets	39,615	43,611	35,290
Total liability	SFr (8,646)	SFr (8,844)	SFr (5,770)